Forfeiture Shares (Details) - Schedule of Changes in Fair Value of Forfeited Shares - Level 3 [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of period	$ 1,751	$ 4,658
Changes in fair value	(1,529)	(2,907)
Balance at end of the period	$ 222	$ 1,751